6. ACQUISITIONS: Schedule of Consideration paid and net identifiable assets acquired (Details) - 1251881 B.C. Ltd	12 Months Ended
Dec. 31, 2020 CAD ($)
Consideration paid
Consideration paid, Common shares issued	$ 34,907,000
Consideration paid, Common shares - Finder's fee	1,998,000
Consideration paid, Fair value of special warrants issued	4,995,000
Consideration paid	41,900,000
Net identifiable assets acquired
Net identifiable assets acquired, Intangible assets	101,887,000
Net identifiable assets acquired, License Liability	(59,987,000)
Net identifiable assets acquired	$ 41,900,000